Investments in associates	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Investments in associates
16. Investments in associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2025		2024

Million US dollar	Castel	Anadolu Efes	Castel	Anadolu Efes

Balance at 1 January	3 125	214	3 482	164
Effect of movements in foreign exchange	375	(211)	(303)	(128)
Dividends received	(77)	(4)	(158)	(10)
Share of results of associates	140	53	104	84
Exceptional share of results of associates	-	9	-	104
Balance at 31 December	3 563	60	3 125	214
Summarized financial information of the company’s material associates is as follows:

	2025		2024

Million US dollar	Castel	Anadolu Efes	Castel	Anadolu Efes

Current assets	3 793	2 820	3 411	3 542
Non-current assets	4 983	6 779	4 520	6 361
Current liabilities	(2 187)	(2 688)	(1 997)	(2 985)
Non-current liabilities	(700)	(1 962)	(586)	(2 066)
Non-controlling interests	(699)	(2 592)	(561)	(2 424)
Net assets¹	5 190	2 357	4 788	2 428

Revenue	5 637	5 596	5 329	6 421
Profit (loss)	724	476	654	1 214
Other comprehensive income (loss)	(166)	(717)	(206)	(1 853)
Total comprehensive income (loss)	557	(241)	448	(638)
In 2025, the exceptional share of results of associates included 9m US dollar income from our associate Anadolu Efes following the deconsolidation of its Russia business in the first quarter of 2025. In 2024, the exceptional share of results of associates included 104m US dollar income from our associate Anadolu Efes’ adoption of IAS 29 hyperinflation accounting on their 2023 results – see Note 8
Exceptional items
.
In 2025, associates that are not individually material contributed 185m US dollar to the results of investment in associates (31 December 2024: 141m US dollar; 31 December 2023: 126m US dollar). In December 2024, the company sold its share in associate Ghost Beverages LLC and recognized an exceptional gain on asset disposal of 437m US dollar – see Note 8
Exceptional items
.
Additional information related to
the
significant
associates
is presented in Note 34
AB InBev Companies
.
1
The net assets are converted at the respective closing rates of December.